Income tax (Details 2) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Income Before Income Tax	$ 7,620,499,000	$ 18,227,581,000	$ 29,603,497,000
At Statutory Income Tax Rate	(2,667,175,000)	(5,468,274,000)	(8,881,051,000)
Share Of The Profit Of Associates	16,462,000	(10,122,000)	359,947,000
Effect Related To Statutory Income Tax Rate Change	(4,318,480,000)	953,621,000	168,701,000
Ifric 23 Effect	14,676,000	29,861,000	131,004,000
Effect Related To The Discount Of Income Tax Payable	(138,822,000)	298,292,000	(1,151,294,000)
Adjustment Related To Current Income Tax For The Prior Year	151,568,000	31,379,000	57,332,000
Loss On Net Monetary Position	(671,091,000)	(3,768,910,000)	(1,890,908,000)
Unrecognized Tax-loss Carryforwards	(1,203,604,000)	0	0
Business Combination Tax Effects	0	0	(400,638,000)
Others	548,104,000	208,998,000	(199,153,000)
Income Tax	$ (8,268,362,000)	$ (7,725,155,000)	$ (11,806,060,000)